Supplement dated April 22, 2026 to the

Prospectus and Statement of Additional Information, each dated April 22, 2026.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long ADI Daily ETF
Tradr 2X Long AXTI Daily ETF
Tradr 2X Long CPNG Daily ETF
Tradr 2X Long MPWR Daily ETF
Tradr 2X Long PDYN Daily ETF
Tradr 2X Long SIDU Daily ETF
Tradr 2X Long STX Daily ETF
Tradr 2X Long TER Daily ETF
Tradr 2X Long TTMI Daily ETF
Tradr 2X Long YSS Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.